Organization and Business Operation (Details)								3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Feb. 23, 2023 USD ($)	Feb. 16, 2023 shares	Feb. 14, 2023 $ / shares shares	Nov. 25, 2022 USD ($)	Aug. 25, 2022 USD ($)	Nov. 19, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares
Organization and Business Operation
Condition for future business combination number of businesses minimum | item									1		1
Number of units sold | shares											14,375,000
Proceeds from sale of units, net of offering costs										$ 140,087,414
Proceeds from issuance of private placement warrants										7,531,250
Net proceeds from Initial Public Offering and sale of Private Placement Warrants							$ 145,906,250
Share price | $ / shares	$ 9.20						$ 10.15		$ 9.20		$ 9.20
Proceeds from promissory note - related party									$ 550,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account									80.00%		0.80%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination									50.00%		0.50%
Minimum net tangible assets	$ 5,000,001								$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent									20		20
Unit Price | $ / shares									$ 10.15		$ 10.15
Redemption period upon closure									10 days		10 days
Maximum allowed dissolution expenses									$ 100,000		$ 100,000
Value of shares redeemed								$ 1,040,287
Cash held outside trust account	122,459								122,459		292,717
Working capital deficit	(3,000,000.0)								(3,000,000.0)		(500,000)
Issuance of Class B common stock to initial Stockholders										25,000
Cash held outside trust account was available to be withdrawn	$ 1,121,870								$ 1,121,870	$ 0	1,733,316
Cash withdrawn from trust account		$ 582,139			$ 374,062	$ 40,747
Sponsor
Organization and Business Operation
Number of shares provided for allocation | shares				84,994.96
Issue price per remaining share | $ / shares				$ 0.02
Percentage of common stock converted			46.00%
Common shares, shares outstanding (in shares) | shares	7,843,498								7,843,498
Aggregate amount remained in Trust account									$ 43,662,709		$ 43,662,709
Class A common stock
Organization and Business Operation
Common shares, shares outstanding (in shares) | shares	0								0	0	0
Class A common stock | Sponsor
Organization and Business Operation
Number of shares provided for allocation | shares				84,994.96
Issue price per remaining share | $ / shares				$ 0.02
Common shares, shares outstanding (in shares) | shares											7,843,498
Class B common stock
Organization and Business Operation
Common shares, shares outstanding (in shares) | shares	0								0	3,593,750	3,593,750
Class B common stock | Sponsor
Organization and Business Operation
Number of shares owned by stockholders | shares				3,393,750
Number of shares deposited into trust account | shares				200,000
Number of shares converted | shares			200,000
Voting and Non Redemption agreement
Organization and Business Operation
Number of shares owned by stockholders | shares	3,281,138								3,281,138		3,081,138
Number of shares provided for allocation | shares	820,284								820,284		770,284
Number of shares redeemed | shares									10,125,252		10,125,252
Redemption price per share | $ / shares									$ 10.27		$ 10.27
Value of shares redeemed									$ 104,000,000		$ 104,000,000
Voting and Non Redemption agreement | Class A common stock
Organization and Business Operation
Ratio to be applied to the stock in the conversion									1		1
Private Placement Warrants
Organization and Business Operation
Price of warrant | $ / shares	$ 1.00								$ 1.00		$ 1.00
Proceeds from promissory note - related party											$ 1,500,000
Maximum notes convertible into warrants, value	$ 1,500,000								$ 1,500,000
Initial Public Offering
Organization and Business Operation
Number of units sold | shares							14,375,000
Purchase price per unit | $ / shares							$ 10.00
Proceeds from sale of units, net of offering costs							$ 143,750,000
Initial Public Offering | Sponsor
Organization and Business Operation
Issuance of Class B common stock to initial Stockholders	$ 25,000
Private Placement | Private Placement Warrants
Organization and Business Operation
Number of warrants issued | shares							7,531,250
Price of warrant | $ / shares							$ 1.00
Proceeds from issuance of private placement warrants							$ 7,531,250
Over-allotment option
Organization and Business Operation
Number of units sold | shares							1,875,000
Purchase price per unit | $ / shares							$ 10.00